Investments in Companies Accounted for at Equity (Details) - Schedule of the Following Table Summarizes the Changes in the Carrying Amount of the Company’s Investment in TSG - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Following Table Summarizes the Changes in the Carrying Amount of the Company’s Investment in TSG [Abstract]
Beginning balance	$ 19,459	$ 27,633	$ 27,165
Company’s share of profit	686	(2,027)	340
Company’s share of other comprehensive income (loss)	(575)	(3,053)	128
Adjustments arising from translating financial statements from functional currency to presentation currency	(572)	(3,094)
Ending balance	$ 18,998	$ 19,459	$ 27,633